Other Operating Expenses - Summary of Other Operating Expenses (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other operating expenses [line items]
Other Operating Expenses	$ 53,834,069	$ 46,132,615	$ 52,954,579
Turnover tax [member]
Disclosure of other operating expenses [line items]
Other Operating Expenses	32,136,710	23,641,712	26,888,650
Contributions to the Deposit Insurance Scheme [member]
Disclosure of other operating expenses [line items]
Other Operating Expenses	1,611,354	1,598,913	1,773,596
Charges for Other Provisions [member]
Disclosure of other operating expenses [line items]
Other Operating Expenses	1,448,560	4,330,205	3,494,227
Claims [member]
Disclosure of other operating expenses [line items]
Other Operating Expenses	1,442,688	566,501	690,953
Other Financial Expenses [member]
Disclosure of other operating expenses [line items]
Other Operating Expenses		431,696	3,771,675
Interest on leases [member]
Disclosure of other operating expenses [line items]
Other Operating Expenses	530,330	602,031	771,521
Credit-card-relates expenses [member]
Disclosure of other operating expenses [line items]
Other Operating Expenses	6,473,019	6,772,562	9,126,526
Other Expenses from Services [member]
Disclosure of other operating expenses [line items]
Other Operating Expenses	8,399,254	6,559,676	4,496,278
Other expenses [member]
Disclosure of other operating expenses [line items]
Other Operating Expenses	$ 1,792,154	$ 1,629,319	$ 1,941,153